Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Voyage revenues (Note 16)	$ 1,265,458	$ 949,269	$ 1,437,156
Expenses/(Income):
Voyage expenses (Notes 3 and 17)	266,225	253,843	286,534
Charter-in hire expenses (Note 6)	58,003	17,656	21,020
Vessel operating expenses (Note 17)	274,991	221,327	228,616
Dry docking expenses	62,728	41,969	47,718
Depreciation (Note 5)	164,055	138,429	156,733
Management fees (Notes 3 and 10)	18,956	16,809	19,071
General and administrative expenses (Note 3)	70,778	54,413	56,826
Impairment loss (Notes 5 and 18)	1,800	17,838	(0)
Loss on write-down of inventory (Note 2j)	6,286	9,318	17,326
Other operational loss	2,326	952	2,380
Other operational gain (Note 5)	(4,740)	(33,980)	(8,794)
Loss on bad debt (Note 2i)	308	300	677
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 18)	4,033	1,336	1,451
Gain on sale of vessels (Note 5)	(43,287)	(29,399)	0
Total operating expenses, net	882,462	710,811	829,558
Operating income	382,996	238,458	607,598
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(91,827)	(71,319)	(52,578)
Interest income and other income/(loss)	16,378	15,228	7,050
Gain/(Loss) on derivative financial instruments, net (Note 18)	(1,861)	(3,539)	(0)
Gain/ (Loss) on debt extinguishment, net (Note 8)	(1,144)	(5,149)	4,064
Total other expenses, net	(78,454)	(64,779)	(41,464)
Income before taxes and equity in income/ (loss) of investee	304,542	173,679	566,134
Income tax (expense)/refund (Note 14)	116	(183)	(244)
Income before equity in income/(loss) of investee	304,658	173,496	565,890
Equity in income/(loss) of investee (Note 3)	(4)	60	109
Net income	$ 304,654	$ 173,556	$ 565,999
Earnings per share, basic	$ 2.85	$ 1.76	$ 5.54
Earnings per share, diluted	$ 2.80	$ 1.75	$ 5.52
Weighted average number of shares outstanding, basic (Note 12)	106,883,330	98,457,929	102,153,255
Weighted average number of shares outstanding, diluted(Note 12)	108,702,988	98,928,011	102,536,966